Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,487,768.86

Principal:
Principal Collections	$14,253,964.76
Prepayments in Full	$9,410,588.87
Liquidation Proceeds	$262,532.61
Recoveries	$39,550.00
Sub Total	$23,966,636.24
Collections	$25,454,405.10

Purchase Amounts:
Purchase Amounts Related to Principal	$348,915.07
Purchase Amounts Related to Interest	$1,290.26
Sub Total	$350,205.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,804,610.43

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,804,610.43
Servicing Fee	$344,054.89	$344,054.89	$0.00	$0.00	$25,460,555.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,460,555.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,460,555.54
Interest - Class A-3 Notes	$92,067.22	$92,067.22	$0.00	$0.00	$25,368,488.32
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$25,294,812.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,294,812.65
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$25,258,312.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,258,312.15
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$25,229,371.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,229,371.15
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$25,189,467.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,189,467.65
Regular Principal Payment	$23,763,280.18	$23,763,280.18	$0.00	$0.00	$1,426,187.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,426,187.47
Residual Released to Depositor	$0.00	$1,426,187.47	$0.00	$0.00	$0.00
Total		$25,804,610.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,763,280.18
Total					$23,763,280.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,763,280.18	$58.47	$92,067.22	$0.23	$23,855,347.40	$58.70
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$23,763,280.18	$17.71	$271,087.89	$0.20	$24,034,368.07	$17.91

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$193,825,736.76	0.4769334	$170,062,456.58	0.4184608
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$402,235,736.76	0.2997710	$378,472,456.58	0.2820611

Pool Information
Weighted Average APR	4.288%	4.295%
Weighted Average Remaining Term	33.56	32.75
Number of Receivables Outstanding	29,715	28,796
Pool Balance	$412,865,864.40	$388,420,928.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$402,235,736.76	$378,472,456.58
Pool Factor	0.3051165	0.2870512

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$9,948,471.85
Targeted Overcollateralization Amount	$9,948,471.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,948,471.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		88	$168,934.66
(Recoveries)		103	$39,550.00
Net Losses for Current Collection Period			$129,384.66
Cumulative Net Losses Last Collection Period			$5,573,713.25
Cumulative Net Losses for all Collection Periods			$5,703,097.91

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.82%	422	$7,085,119.03
61-90 Days Delinquent	0.24%	42	$936,958.55
91-120 Days Delinquent	0.05%	9	$174,911.43
Over 120 Days Delinquent	0.19%	42	$748,812.59
Total Delinquent Receivables	2.30%	515	$8,945,801.60

Repossession Inventory:
Repossessed in the Current Collection Period		20	$292,207.16
Total Repossessed Inventory		25	$454,892.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4272%
Preceding Collection Period			0.5229%
Current Collection Period			0.3875%
Three Month Average			0.4459%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2711%
Preceding Collection Period			0.2894%
Current Collection Period			0.3230%
Three Month Average			0.2945%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer